Subsequent events (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014 RSUs	Aug. 31, 2014 RSUs Subsequent event	Sep. 30, 2014 Stock options	Jun. 30, 2014 Stock options	Jun. 30, 2012 Stock options	Aug. 31, 2014 Stock options Subsequent event
Subsequent events
RSU's granted (in shares)	379	340,875	379	108
Vesting period		4 years				4 years
Options granted (in shares)			322	2,582	0	321,700
Options granted (in dollars per share)			$ 24.80	$ 15.01		$ 24.80